Vanguard High Dividend Yield Index Fund

Supplement Dated February 17, 2023, to the Prospectus and Summary Prospectus Dated February 25, 2022

Important Changes to Vanguard High Dividend Yield Index Fund

Effective immediately, Nick Birkett has been added as a co-portfolio manager of the Vanguard High Yield Index Fund (the Fund). He replaces William A. Coleman, who had previously co-managed the Fund.

Accordingly, all references to Mr. Coleman in the Fund's Prospectus and Summary Prospectus are hereby deleted in their entirety. The Fund's investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following replaces William A. Coleman under the heading "Investment Advisor" in the Fund Summary section for the Fund:

Nick Birkett, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since February 2023.

Prospectus Text Changes

The following replaces William A. Coleman under the heading "Investment Advisor" in the More on the Fund section:

Nick Birkett, CFA, Portfolio Manager at Vanguard. He worked in investment banking from 2005 to 2016, has been with Vanguard since 2017, and has co-managed the Fund since February 2023. Prior to joining Vanguard, he was at JP Morgan for 11 years, where he last held the position of Executive Director, Head of European Program Trading Risk. Education: B.S., University of Bath.

CFA® is a registered trademark owned by CFA Institute.

© 2023 The Vanguard Group, Inc. All rights reserved.	PS 5023A 022023
Vanguard Marketing Corporation, Distributor.

Vanguard Whitehall Funds

Supplement Dated February 17, 2023, to the Statement of Additional Information Dated February 25, 2022

Important Changes to Vanguard High DividendYield Index Fund

Effective immediately, Nick Birkett has been added as a co-portfolio manager of the Vanguard High Dividend Yield Index Fund (the Fund). He replaces William A. Coleman, who had previously co-managed the Fund, and joins Gerard C. O'Reilly, who will continue to co-manage the Fund. All references to Mr. Coleman in the Statement of Additional Information are hereby deleted in their entirety.

The Fund's investment objective, strategies, and policies remain unchanged.

Statement of Additional InformationText Changes

In the Investment Advisory and Other Services section, the following text replaces the information on the table for William A. Coleman under the subheading "1. Other Accounts Managed" on page B-59:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Nick Birkett1	Registered investment companies2	10	$94B	0	$0
	Other pooled investment vehicles	4	$10B	0	$0
	Other accounts	0	$0	0	$0

1 Mr. Birkett began co-managing the Fund on February 17, 2023. 2 Information provided as of December 31, 2022.

Within the same section, the following text replaces similar text under the subheading "4.Ownership of Securities" on page B-60:

As of December 31, 2022, Mr. Birkett did not own any shares of Vanguard High Dividend Yield Index Fund.

© 2023 The Vanguard Group, Inc. All rights reserved.	SAI 934D 022023
Vanguard Marketing Corporation, Distributor.